Commitments And Contingencies - Leases (Narrative) (Details) $ in Millions		12 Months Ended
	Oct. 28, 2011 renewal_options	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of renewal options | renewal_options	3
Additional period of renewal for lease agreement	60 months
Direct financing lease obligations		$ 38.4
Expenses incurred under operating leases		18.7	$ 22.2	$ 20.1
Accounts Payable
Direct financing lease obligations		4.6
Other Liabilities
Direct financing lease obligations		$ 33.8